Summary of Significant Accounting Policies (Details 2) - USD ($) $ in Thousands	1 Months Ended	2 Months Ended	3 Months Ended
	Mar. 31, 2019	Feb. 18, 2019	Mar. 31, 2019	Mar. 31, 2018
Revenues	$ 3,034			$ 3,900
Predecessor [Member]
Revenues		$ 4,928	$ 2,200	6,790
Subscription and Circulation [Member]
Revenues	2,018
Subscription and Circulation [Member] | Predecessor [Member]
Revenues		3,253		4,376
Professional Services [Member]
Revenues	721
Professional Services [Member] | Predecessor [Member]
Revenues		1,269		1,783
License [Member]
Revenues	295
License [Member] | Predecessor [Member]
Revenues		383		526
Asset Sales [Member]
Revenues	$ 0
Asset Sales [Member] | Predecessor [Member]
Revenues		$ 23		$ 105